SUBSEQUENT EVENTS (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Jan. 18, 2024	Sep. 28, 2023	Oct. 14, 2022	Aug. 16, 2021	Sep. 30, 2022	Dec. 31, 2021
Greens Natural Foods, Inc. [Member]
Business Acquisition [Line Items]
Asset acquisition consideration transferred				$ 2,250,000
Interest rate				5.00%
Number of shares, issued					2,000	2,000
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Asset acquisition consideration transferred		$ 1,500,000
Asset acquisition consideration transferred liability		$ 750,000
Asset Purchase Agreement [Member] | Subsequent Event [Member] | Greens Natural Foods, Inc. [Member]
Business Acquisition [Line Items]
Asset acquisition consideration transferred			$ 5,142,000
Asset acquisition consideration transferred liability			$ 3,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Unsecured promissory note	$ 1,900,000
Original issue discount	10.00%
Interest rate	10.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares, issued	1,700,000
Number of shares, issued	188,889
Price per share	$ 10